SCHEDULE OF RECONCILIATION OF INCOME TAXES AT STATUTORY TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2018
Notes and other explanatory information [abstract]
Income (loss) before tax	$ 12,955,376	$ (47,588,970)	$ (18,466,962)
Income tax rate	27.00%	27.00%	27.00%	23.00%
Expected income expense (recovery)	$ 3,498,154	$ (12,851,939)	$ (4,889,258)
Permanent differences	(7,127,858)	8,738,305	971
Prior years reassessment of tax expense
Change in unrecognized deferred assets	(32,220)	1,907	(20,073)
Change in valuation allowance	3,631,414	4,085,102	4,600,864
Other	63,592	27,912	335,655
Total income tax expense	33,082	1,287	28,159
Current income tax	33,082	$ 1,287	28,159
Deferred income tax